Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
In connection with our acquisitions of CURNA, OPKO Diagnostics and OPKO Renal, we agreed to pay future consideration to the sellers upon the achievement of certain events. As a result, as of December 31, 2017, we have recorded $41.4 million as contingent consideration, with $11.8 million recorded within Accrued expenses and $29.6 million recorded within Other long-term liabilities in the accompanying Consolidated Balance Sheets. Refer to Note 5. During the year ended December 31, 2016, we satisfied a $25.0 million contingent payment to the former owners of OPKO Renal through the issuance of 2,611,648 shares of our Common Stock.
In August 2017, we entered into a Commitment Letter (the “Commitment Letter”) with Veterans Accountable Care Group, LLC (“VACG”) in connection with submission of a bid by its affiliate, the Veterans Accountable Care Organization, LLC (“VACO”) in response to a request for proposal (“RFP”) from the Veterans Health Administration (“VA”) regarding its Community Care Network. If VACO is successful in its bid, we will acquire a fifteen percent (15%) membership interest in VACO. In addition, BioReference, our wholly-owned subsidiary, will provide laboratory services for the Community Care Network, a region which currently includes approximately 2,133,000 veterans in the states of Massachusetts, Maine, New Hampshire, Vermont, New York, Pennsylvania, New Jersey, Rhode Island, Connecticut, Maryland, Virginia, West Virginia, and North Carolina.
Pursuant to the Commitment Letter, we committed to provide, or to arrange from a third party lender, a line of credit for VACG in the amount of $50.0 million (the “Facility”). Funds drawn under the Facility would be contributed by VACG to VACO in order to satisfy the financial stability requirement of VACO in connection with its submission of the RFP. VACG would not be permitted to draw down on the Facility unless and until the VHA awards a contract to VACO. The Facility would have a maturity of five (5) years. Interest on the Facility would be payable at a rate equal to six and one-half percent (6.5%) per annum, payable quarterly in arrears. The Facility is subject to the negotiation of definitive documentation conditions customary for transactions of such type and otherwise acceptable to VACG and the lender under the Facility.
We currently anticipate that a decision by the VHA with respect to the RFP will occur during 2019, although there can be no assurance that a decision will be made by such time or that, if favorable, such decision will not be challenged by participants in the RFP process or otherwise.
We accrue a liability for legal contingencies when we believe that it is both probable that a liability has been incurred and that we can reasonably estimate the amount of the loss. We review established accruals and adjust them to reflect ongoing negotiations, settlements, rulings, advice of legal counsel and other relevant information. To the extent new information is obtained and our views on the probable outcomes of claims, suits, assessments, investigations or legal proceedings change, changes in our accrued liabilities would be recorded in the period in which such determination is made. For the matters referenced in the paragraph below, the amount of liability is not probable or the amount cannot be reasonably estimated; and, therefore, accruals have not been made. In addition, in accordance with the relevant authoritative guidance, for matters which the likelihood of material loss is at least reasonably possible, we provide disclosure of the possible loss or range of loss; however, if a reasonable estimate cannot be made, we will provide disclosure to that effect.
From time to time, we may receive inquiries, document requests, or subpoenas from the Department of Justice, the Office of Inspector General and Office for Civil Rights (“OCR”) of the Department of Health and Human Services, the Centers for Medicare and Medicaid Services, various payors and fiscal intermediaries, and other state and federal regulators regarding investigations, audits and reviews. In addition to the matters discussed in this note, we are currently responding to subpoenas or document requests for various matters relating to our laboratory operations.  Some pending or threatened proceedings against us may involve potentially substantial amounts as well as the possibility of civil, criminal, or administrative fines, penalties, or other sanctions, which could be material.  Settlements of suits involving the types of issues that we routinely confront may require monetary payments as well as corporate integrity agreements.  Additionally, qui tam or “whistleblower” actions initiated under the civil False Claims Act may be pending but placed under seal by the court to comply with the False Claims Act’s requirements for filing such suits.  Also, from time to time, we may detect issues of non-compliance with federal healthcare laws pertaining to claims submission and reimbursement practices and/or financial relationships with physicians, among other things.  We may avail ourselves of various mechanisms to address these issues, including participation in voluntary disclosure protocols.  Participating in voluntary disclosure protocols can have the potential for significant settlement obligations or even enforcement action.  The Company generally has cooperated, and intends to continue to cooperate, with appropriate regulatory authorities as and when investigations, audits and inquiries arise.
We are a party to other litigation in the ordinary course of business. We do not believe that any such litigation will have a material adverse effect on our business, financial condition, results of operations or cash flows.
In April 2017, the Civil Division of the United States Attorney’s Office for the Southern District of New York (the “SDNY”) informed BioReference that it believes that, from 2006 to the present, BioReference had, in violation of the False Claims Act, improperly billed Medicare and TRICARE (both are federal government healthcare programs) for clinical laboratory services provided to hospital inpatient beneficiaries at certain hospitals. BioReference is reviewing and assessing the allegations made by the SDNY, and, at this point, BioReference has not determined whether there is any merit to the SDNY’s claims nor can it determine the extent of any potential liability. While management cannot predict the outcome of these matters at this time, the ultimate outcome could be material to our business, financial condition, results of operations, and cash flows.
We expect to continue to incur substantial research and development expenses, including expenses related to the hiring of personnel and additional clinical trials. We expect that selling, general and administrative expenses will also increase as we expand our sales, marketing and administrative staff and add infrastructure, particularly as it relates to the launch of Rayaldee. We do not anticipate that we will generate substantial revenue from the sale of proprietary pharmaceutical products or certain of our diagnostic products for some time and we have generated only limited revenue from our pharmaceutical operations in Chile, Mexico, Israel, Spain, and Ireland, and from sale of the 4Kscore test. If we acquire additional assets or companies, accelerate our product development programs or initiate additional clinical trials, we will need additional funds. If we are not able to secure additional funding when needed, we may have to delay, reduce the scope of, or eliminate one or more of our clinical trials or research and development programs or possible acquisitions.
We have employment agreements with certain executives of BioReference which provide for compensation and certain other benefits and for severance payments under certain circumstances. During the years ended December 31, 2017 and 2016, we recognized $5.8 million and $17.9 million, respectively, of severance costs pursuant to these employment agreements as a component of Selling, general and administrative expense.
At December 31, 2017, we were committed to make future purchases for inventory and other items in 2018 that occur in the ordinary course of business under various purchase arrangements with fixed purchase provisions aggregating $82.2 million.